Balances and Transactions With Related Parties - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Expense for doubtful accounts with respect to related party	$ 0
Provision for doubtful accounts with respect to related party	0
Key Management Personnel of Entity or Parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation expense	$ 26,499,000	$ 22,074,000